Summary of Significant Accounting Policies - Schedule of Supplemental Cash flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental cash flows:
Cash paid for interest, net of amounts capitalized	$ 130,732	$ 61,140	$ 23,525
Income tax paid	838	168	22
Noncash investing and financing activities:
Change in capital expenditures in payables and accrued liabilities	31,771	41,017	17,158
Assumptions of asset retirement obligations related to properties acquired or drilled	5,420	4,227	7,962
Distributions to noncontrolling interests	0	0	47
Repurchase of equity under repurchase program	3,425	0	0
Accounts receivable related to acquisitions	9,569	0	0
Natural Gas Partners [Member]
Noncash investing and financing activities:
Contribution of oil and gas properties from NGP affiliate	0	0	6,893
Accrued distribution to NGP affiliates related to Cinco Group acquisitions	0	4,352	0
Contribution related to sale of assets to NGP affiliate - restricted cash	0	0	2,013
MEMP [Member]
Noncash investing and financing activities:
Accrued equity offering costs	$ 0	$ 0	$ 171